SCHEDULE OF TRADE RECEIVABLES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 80,688	$ 44,296	$ 82,927
Allowance for doubtful accounts	(7,787)	(16,422)	(8,134)
Total trade receivables, net	$ 72,901	$ 27,874	$ 74,793